OTHER LONG-TERM LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Derivative instruments	$ 699	$ 845
Contract liabilities	273	282
Supplemental executive retirement plan	93	93
Stock-based compensation	75	31
Deferred player compensation	408	8
Deferred government grant liability	76	38
Residual value return provision liability	158	162
Other	443	207
Total other long-term liabilities	$ 2,225	$ 1,666